SHARE-BASED COMPENSATION - RSUs to Employees (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED COMPENSATION
Shares granted to employees	759,702	1,033,001	868,036
Total compensation cost at the date of grant	$ 10,200	$ 13,300	$ 12,100
Total recognized compensation cost	10,227	$ 9,314	$ 7,713
Total unrecognized share-based compensation costs	$ 20,452
Weighted-average period of recognition of compensation expense	2 years 5 months 1 day
Number of Shares
Unvested at the beginning of the period (in shares)	1,732,047
Granted (in shares)	759,702	1,033,001	868,036
Vested (in shares)	(609,418)
Forfeited (in shares)	(101,060)
Unvested at the end of the period (in shares)	1,781,271	1,732,047
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 15.42
Granted (in dollars per share)	13.62
Vested (in dollars per share)	16.84
Forfeited (in dollars per share)	15.17
Unvested at the end of the period (in dollars per share)	$ 14.18	$ 15.42
Total fair value of shares vested	$ 10,242	$ 12,091	$ 7,271
Minimum
SHARE-BASED COMPENSATION
Vesting period	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period	4 years